Earnings per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income attributable to the owners of QIAGEN N.V.	$ 80,404	$ 130,148	$ 116,365
Weighted average number of common shares used to compute basic net income per common share (in shares)	234,800	233,483	232,644
Dilutive effect of stock options and restrictive stock units (in shares)	4,193	5,028	4,841
Dilutive effect of outstanding warrant (in shares)	0	136	5,321
Weighted average number of common shares used to compute diluted net income per common share (in shares)	238,993	238,647	242,806
Basic earnings per common share attributable to the owners of QIAGEN N.V. (USD per share)	$ 0.34	$ 0.56	$ 0.50
Diluted earnings per common share attributable to the owners of QIAGEN N.V. (USD per share)	$ 0.34	$ 0.55	$ 0.48
Stock options and awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities having no dilutive effect, not included in above calculation (in shares)	210	37	422
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities having no dilutive effect, not included in above calculation (in shares)	25,800	26,071	32,505